Document and Entity Information	Jan. 07, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001517006
Document Type	8-K
Document Period End Date	Jan. 07, 2025
Entity Registrant Name	GATOS SILVER, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39649
Entity Tax Identification Number	27-2654848
Entity Address, Address Line One	925 W Georgia Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3L2
City Area Code	(604)
Local Phone Number	424-0984
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	GATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true